SCHEDULE OF RELATED PARTIES (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amount due from related parties		$ 7,004	$ 3,235
Amount due from related parties			455
Revenue		6,625	18,060
Purchase		718
Commission expense		12,758	10,740
Other income		$ 4,345	$ 2,881
Agape ATP Asia Limited [Member]
Related Party Transaction [Line Items]
Relationship		Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia
Nature		Expenses paid for AATP Asia	Expenses paid for AATP Asia
Amount due from related parties		$ 2,214	$ 2,227
Hostastay Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay
Nature		Sublease rent due from Hostastay	Sublease rent due from Hostastay
Amount due from related parties		$ 4,790	$ 996
TH3 Technology Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship		Mr. How Kok Choong, the CEO and director of the Company is also the director of TH3 Technology	Mr. How Kok Choong, the CEO and director of the Company is also the director of TH3 Technology
Nature		Expenses paid for TH3 Technology	Expenses paid for TH3 Technology
Amount due from related parties			$ 12
Agape Superior Living Pty Ltd [Member]
Related Party Transaction [Line Items]
Relationship			Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL
Nature			ATP Label Printing Fees
Amount due from related parties			$ 455
Agape Superior Living Pty Ltd ASLPL [Member]
Related Party Transaction [Line Items]
Relationship		Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL
Nature		Sales of products	Sales of products
Revenue			$ 18,060
Agape Superior Living Pty Ltd ASLPL [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Relationship		Mr. How Kok Choong, the CEO and director of the Company	Mr. How Kok Choong, the CEO and director of the Company
Vettons Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Relationship	[1]	Mr. How Kok Choong, the CEO and director of the Company is appointed as the non-executive Chairman of Vettons Sdn Bhd on February 1, 2021	Mr. How Kok Choong, the CEO and director of the Company is appointed as the non-executive Chairman of Vettons Sdn Bhd on February 1, 2021
Nature	[1]	Sales of products made through its platform	Sales of products made through its platform
Revenue	[1]	$ 6,625
Hostastay Sdn. Bhd [Member]
Related Party Transaction [Line Items]
Nature		Sublease rental income due from Hostastay	Sublease rental income due from Hostastay
Revenue	[1]
Commission expense		$ 12,758	10,740
Other income		$ 4,345	$ 2,881
Hostastay Sdn. Bhd [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Relationship		Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay
How Kok Choong [Member]
Related Party Transaction [Line Items]
Nature		Commission expense	Commission expense
How Kok Choong [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Revenue		$ 6,625
DSY Wellness & Longevity Center Sdn Bhd [Member]
Related Party Transaction [Line Items]
Nature		Purchase	Purchase
Purchase		$ 718
DSY Wellness & Longevity Center Sdn Bhd [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Relationship		Steve Yap,

[1]	During the year ended December 31, 2021, the Company had sales of $6,625 through the online platform owned by Vettons Sdn Bhd (“Vettons”). Vettons is a related party since Mr. How Kok Choong, the CEO and director of the Company is appointed as the non-executive Chairman of Vettons Sdn Bhd on February 1, 2021.